LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–82.00%
Aerospace & Defense–1.75%
Arconic	5,962	$ 113,934
Boeing	247	94,211
General Dynamics	7,535	1,275,525
Harris	627	100,138
L3 Technologies	487	100,502
Lockheed Martin	341	102,354
Northrop Grumman	360	97,056
Raytheon	1,621	295,152
Textron	1,885	95,494
†TransDigm Group	235	106,688
United Technologies	809	104,272
		2,485,326
Air Freight & Logistics–0.63%
CH Robinson Worldwide	1,130	98,299
Expeditors International of Washington	1,403	106,488
FedEx	584	105,943
United Parcel Service Class B	5,249	586,523
		897,253
Airlines–0.27%
American Airlines Group	2,948	93,628
Delta Air Lines	2,023	104,488
Southwest Airlines	1,791	92,971
†United Continental Holdings	1,170	93,343
		384,430
Auto Components–0.07%
BorgWarner	2,465	94,681
		94,681
Automobiles–1.21%
Ford Motor	12,101	106,247
General Motors	27,737	1,029,043
Harley-Davidson	13,764	490,824
†Tesla	336	94,033
		1,720,147
Banks–7.54%
Bank of America	56,966	1,571,692
BB&T	2,038	94,828
Citigroup	29,482	1,834,370
Citizens Financial Group	25,342	823,615
Comerica	1,196	87,691
Cullen/Frost Bankers	2,859	277,523
Fifth Third Bancorp	17,008	428,942
First Horizon National	14,722	205,813
First Republic Bank	1,017	102,168
Huntington Bancshares	7,376	93,528
JPMorgan Chase & Co.	11,541	1,168,295
KeyCorp	19,112	301,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
M&T Bank	5,876	$ 922,649
PNC Financial Services Group	7,815	958,588
Regions Financial	6,459	91,395
SunTrust Banks	1,587	94,030
†SVB Financial Group	424	94,280
US Bancorp	2,014	97,055
Wells Fargo & Co.	17,238	832,940
Zions Bancorp	14,119	641,144
		10,721,560
Beverages–2.22%
Anheuser-Busch InBev	5,655	474,704
Brown-Forman Class B	2,112	111,471
Coca-Cola	26,343	1,234,433
Constellation Brands Class A	591	103,620
Heineken	7,753	819,446
Keurig Dr Pepper	3,659	102,342
Molson Coors Brewing Class B	1,697	101,226
†Monster Beverage	1,760	96,061
PepsiCo	892	109,315
		3,152,618
Biotechnology–0.93%
AbbVie	1,278	102,994
†Alexion Pharmaceuticals	809	109,361
Amgen	549	104,299
†Biogen	314	74,224
†BioMarin Pharmaceutical	1,099	97,624
†Celgene	4,506	425,096
Gilead Sciences	1,529	99,400
†Incyte	1,228	105,620
†Regeneron Pharmaceuticals	244	100,191
†Vertex Pharmaceuticals	557	102,460
		1,321,269
Building Products–0.55%
Johnson Controls International	21,113	779,914
		779,914
Capital Markets–2.76%
Ameriprise Financial	791	101,327
Bank of New York Mellon	1,950	98,338
BlackRock	242	103,424
Charles Schwab	2,229	95,312
CME Group	589	96,938
E*TRADE Financial	2,177	101,078
Federated Investors Class B	9,114	267,131
Franklin Resources	3,185	105,551
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Goldman Sachs Group	3,576	$ 686,556
Intercontinental Exchange	1,369	104,236
Invesco	5,479	105,799
Moody's	611	110,646
Morgan Stanley	23,694	999,887
Northern Trust	1,110	100,355
S&P Global Inc	521	109,697
State Street	8,247	542,735
T. Rowe Price Group	1,059	106,027
TD Ameritrade Holding	1,817	90,832
		3,925,869
Chemicals–1.74%
Air Products & Chemicals	594	113,430
BASF	1,913	141,078
Celanese Class A	1,031	101,667
DowDuPont	12,029	641,266
Eastman Chemical	1,249	94,774
Ecolab	640	112,986
Linde	613	107,845
Mosaic	12,488	341,047
Nutrien	5,783	304,999
Nutrien (New York Shares)	4,271	225,338
PPG Industries	947	106,888
Sherwin-Williams	238	102,509
Westlake Chemical	1,278	86,725
		2,480,552
Commercial Services & Supplies–0.22%
Cintas	507	102,470
Republic Services	1,331	106,986
Waste Management	1,043	108,378
		317,834
Communications Equipment–0.99%
†Arista Networks	392	123,268
Cisco Systems	19,061	1,029,104
Juniper Networks	5,766	152,626
Motorola Solutions	755	106,017
		1,411,015
Construction Materials–0.15%
Martin Marietta Materials	544	109,442
Vulcan Materials	925	109,520
		218,962
Consumer Finance–0.81%
Ally Financial	3,826	105,177
American Express	6,783	741,382
Capital One Financial	1,267	103,501
Discover Financial Services	1,450	103,182
Synchrony Financial	3,255	103,834
		1,157,076
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.93%
Avery Dennison	2,052	$ 231,876
Ball	1,909	110,455
International Paper	12,075	558,710
Sonoco Products	5,185	319,033
WestRock	2,646	101,474
		1,321,548
Distributors–0.08%
Genuine Parts	961	107,661
		107,661
Diversified Financial Services–0.52%
AXA Equitable Holdings	12,719	256,161
†Berkshire Hathaway Class B	510	102,454
Voya Financial	7,738	386,590
		745,205
Diversified Telecommunication Services–1.72%
AT&T	38,753	1,215,294
BT Group	174,840	507,966
CenturyLink	7,521	90,177
Deutsche Telekom	31,213	518,547
Verizon Communications	1,898	112,229
		2,444,213
Electric Utilities–4.70%
American Electric Power	9,813	821,839
Avangrid	2,041	102,764
Duke Energy	10,008	900,720
Edison International	1,708	105,759
Entergy	13,214	1,263,655
Eversource Energy	1,472	104,439
Exelon	23,146	1,160,309
FirstEnergy	7,477	311,118
NextEra Energy	562	108,646
PPL	34,780	1,103,917
Southern	2,128	109,975
SSE	31,615	489,141
Xcel Energy	1,933	108,654
		6,690,936
Electrical Equipment–0.83%
ABB	22,416	421,295
AMETEK	1,308	108,525
Eaton	1,313	105,775
Emerson Electric	5,952	407,534
nVent Electric	1,588	42,844
Rockwell Automation	583	102,293
		1,188,266
Electronic Equipment, Instruments & Components–0.14%
Amphenol Class A	1,115	105,301

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning	2,995	$ 99,134
		204,435
Energy Equipment & Services–1.09%
Baker Hughes	17,778	492,806
Halliburton	3,245	95,078
National Oilwell Varco	3,467	92,361
Schlumberger	8,721	379,974
TechnipFMC	20,848	490,345
		1,550,564
Entertainment–0.29%
Activision Blizzard	2,317	105,493
†Netflix	290	103,403
Viacom Class B	3,545	99,508
Walt Disney	965	107,102
		415,506
Equity Real Estate Investment Trusts–1.80%
American Tower	589	116,068
AvalonBay Communities	527	105,785
Boston Properties	784	104,962
Crown Castle International	871	111,488
Digital Realty Trust	911	108,409
Equinix	248	112,384
Equity Residential	1,412	106,352
Essex Property Trust	371	107,308
HCP	3,351	104,886
Host Hotels & Resorts	5,544	104,782
Prologis	1,452	104,471
Public Storage	504	109,761
Realty Income	1,474	108,428
†SBA Communications	557	111,211
Simon Property Group	564	102,766
Ventas	1,585	101,139
Vornado Realty Trust	1,502	101,295
Welltower	1,332	103,363
Weyerhaeuser	24,139	635,821
		2,560,679
Food & Staples Retailing–1.02%
Costco Wholesale	483	116,953
Kroger	3,503	86,174
Sysco	8,763	585,018
†U.S. Foods Holding	13,702	478,337
Walgreens Boots Alliance	1,407	89,021
Walmart	1,034	100,846
		1,456,349
Food Products–4.27%
Archer-Daniels-Midland	2,462	106,186
Bunge	1,976	104,866
Campbell Soup	21,006	800,959
Conagra Brands	4,218	117,007
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Danone	4,456	$ 343,116
General Mills	28,640	1,482,120
Hershey	945	108,514
Hormel Foods	2,392	107,066
JM Smucker	1,000	116,500
Kellogg	1,820	104,432
Kraft Heinz	10,635	347,233
Mondelez International Class A	34,539	1,724,187
Nestle	5,277	503,164
Tyson Foods Class A	1,651	114,629
		6,079,979
Health Care Equipment & Supplies–1.88%
Abbott Laboratories	1,391	111,196
†ABIOMED	289	82,535
†Align Technology	411	116,860
Baxter International	1,425	115,867
Becton Dickinson & Co.	416	103,888
†Boston Scientific	2,583	99,136
Danaher	940	124,099
Dentsply Sirona	2,400	119,016
†Edwards Lifesciences	588	112,502
†IDEXX Laboratories	498	111,353
†Intuitive Surgical	191	108,981
Medtronic	5,236	476,895
Stryker	1,651	326,105
Zimmer Biomet Holdings	5,212	665,572
		2,674,005
Health Care Providers & Services–1.90%
AmerisourceBergen	1,192	94,788
Anthem	1,721	493,893
Cardinal Health	1,863	89,703
†Centene	1,591	84,482
†Cigna	522	83,948
CVS Health	11,456	617,822
†DaVita	1,749	94,953
HCA Healthcare	716	93,352
†Henry Schein	1,656	99,542
Humana	333	88,578
†Laboratory Corp of America Holdings	697	106,627
McKesson	4,795	561,303
Quest Diagnostics	1,177	105,836
UnitedHealth Group	381	94,206
		2,709,033
Health Care Technology–0.07%
†Cerner	1,785	102,120
		102,120
Hotels, Restaurants & Leisure–1.57%
Carnival	16,205	821,918

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill	171	$ 121,463
Darden Restaurants	1,928	234,194
Hilton Worldwide Holdings	1,264	105,051
Las Vegas Sands	1,713	104,424
Marriott International Class A	854	106,827
McDonald's	582	110,522
MGM Resorts International	3,663	93,993
Royal Caribbean Cruises	876	100,407
Starbucks	1,461	108,611
Wynn Resorts	830	99,036
Yum Brands	1,098	109,591
Yum China Holdings	2,540	114,071
		2,230,108
Household Durables–0.35%
DR Horton	2,585	106,967
Lennar Class A	2,113	103,727
†Mohawk Industries	742	93,603
Newell Brands	6,022	92,378
Whirlpool	742	98,605
		495,280
Household Products–1.75%
Church & Dwight	1,597	113,754
Clorox	661	106,064
Colgate-Palmolive	1,554	106,511
Kimberly-Clark	7,371	913,267
Procter & Gamble	11,975	1,245,999
		2,485,595
Industrial Conglomerates–0.60%
3M	495	102,851
General Electric	10,242	102,317
Honeywell International	674	107,112
Roper Technologies	335	114,560
Siemens	3,948	424,578
		851,418
Insurance–3.35%
Aflac	2,097	104,850
Allstate	1,095	103,127
American International Group	24,699	1,063,539
Hartford Financial Services Group	25,411	1,263,435
Lincoln National	1,677	98,440
Loews	2,213	106,069
†Markel	104	103,609
Marsh & McLennan	1,134	106,483
MetLife	2,304	98,081
Principal Financial Group	2,035	102,137
Progressive	1,450	104,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	1,098	$ 100,884
Travelers	6,006	823,783
Willis Towers Watson	3,307	580,875
		4,759,842
Interactive Media & Services–0.32%
†Alphabet Class A	93	109,451
†Facebook Class A	636	106,015
†Snap Class A	11,465	126,344
†Twitter	3,309	108,800
		450,610
Internet & Direct Marketing Retail–0.69%
†Amazon.com	65	115,749
†Booking Holdings	54	94,225
eBay	15,984	593,646
Expedia Group	813	96,747
†Qurate Retail	4,727	75,537
		975,904
IT Services–2.23%
Accenture Class A	649	114,237
†Akamai Technologies	1,494	107,135
Alliance Data Systems	597	104,463
Automatic Data Processing	3,960	632,570
Cognizant Technology Solutions Class A	7,808	565,690
DXC Technology	1,579	101,545
Fidelity National Information Services	949	107,332
†Fiserv	1,205	106,377
†FleetCor Technologies	467	115,158
Global Payments	849	115,905
International Business Machines	749	105,684
Mastercard Class A	471	110,897
Paychex	1,364	109,393
†PayPal Holdings	1,089	113,082
†Square Class A	1,366	102,341
Total System Services	1,114	105,841
†VeriSign	597	108,391
Visa Class A	722	112,769
Western Union	5,806	107,237
†Worldpay Class A	1,185	134,498
		3,180,545
Life Sciences Tools & Services–0.46%
Agilent Technologies	1,320	106,101
†Illumina	345	107,188
†IQVIA Holdings	729	104,867
†Mettler-Toledo International	155	112,065
Thermo Fisher Scientific	414	113,320

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Waters	446	$ 112,263
		655,804
Machinery–2.04%
Caterpillar	759	102,837
Cummins	3,017	476,294
Deere & Co.	650	103,896
Dover	1,133	106,275
Flowserve	17,250	778,665
Fortive	1,263	105,953
Illinois Tool Works	717	102,911
Ingersoll-Rand	5,333	575,697
PACCAR	1,517	103,368
Parker-Hannifin	595	102,114
Pentair	5,342	237,773
Stanley Black & Decker	758	103,217
		2,899,000
Media–1.52%
CBS Class B	8,304	394,689
†Charter Communications Class A	2,423	840,563
Comcast Class A	12,443	497,471
†Fox Class A	683	25,073
†Liberty Broadband Class C	1,175	107,795
†Liberty Media-Liberty SiriusXM Class C	2,537	97,015
Omnicom Group	1,378	100,580
Sirius XM Holdings	17,138	97,172
		2,160,358
Metals & Mining–0.23%
Freeport-McMoRan	8,415	108,469
Newmont Mining	3,109	111,209
Nucor	1,737	101,354
		321,032
Mortgage Real Estate Investment Trusts (REITs)–0.07%
Annaly Capital Management	10,141	101,309
		101,309
Multiline Retail–0.59%
Dollar General	868	103,553
†Dollar Tree	1,059	111,237
Target	7,789	625,145
		839,935
Multi-Utilities–2.36%
Ameren	1,483	109,075
Consolidated Edison	10,485	889,233
Dominion Energy	13,858	1,062,354
DTE Energy	863	107,651
NiSource	3,816	109,366
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	1,835	$ 109,017
Sempra Energy	6,835	860,253
WEC Energy Group	1,388	109,763
		3,356,712
Oil, Gas & Consumable Fuels–6.11%
Anadarko Petroleum	10,934	497,278
Apache	3,103	107,550
BP	93,495	678,911
Cabot Oil & Gas	4,096	106,906
Canadian Natural Resources	12,569	345,087
†Cheniere Energy	1,561	106,710
Chevron	866	106,674
Concho Resources	840	93,206
ConocoPhillips	11,069	738,745
†Continental Resources	2,202	98,583
Devon Energy	26,035	821,665
EOG Resources	1,031	98,131
EQT	5,459	113,220
Exxon Mobil	1,330	107,464
Hess	1,795	108,113
Kinder Morgan	5,497	109,995
Marathon Oil	37,368	624,419
Marathon Petroleum	1,586	94,922
Noble Energy	4,565	112,892
Occidental Petroleum	11,250	744,750
ONEOK	1,526	106,576
Phillips 66	1,077	102,498
Pioneer Natural Resources	711	108,271
Royal Dutch Shell Class A	24,620	773,706
Royal Dutch Shell Class B	6,620	209,229
Suncor Energy	17,634	571,503
TOTAL	14,289	795,173
Valero Energy	1,240	105,189
Williams	3,790	108,849
		8,696,215
Personal Products–0.59%
Coty Class A	9,361	107,651
Estee Lauder Class A	667	110,422
L'Oreal	2,300	619,370
		837,443
Pharmaceuticals–4.98%
Allergan	752	110,100
Bayer	7,029	452,611
Bristol-Myers Squibb	24,197	1,154,439
Eli Lilly & Co.	7,043	913,900
Johnson & Johnson	12,627	1,765,128
Merck & Co.	15,791	1,313,338
Novartis	6,588	633,235
Perrigo	2,111	101,666

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	2,437	$ 103,499
Sanofi	4,885	431,952
Zoetis	1,084	109,126
		7,088,994
Professional Services–0.22%
Equifax	958	113,523
Nielsen Holdings	3,929	92,999
Verisk Analytics Class A	824	109,592
		316,114
Real Estate Management & Development–0.07%
†CBRE Group Class A	2,065	102,114
		102,114
Road & Rail–0.65%
CSX	8,142	609,184
Kansas City Southern	961	111,457
Norfolk Southern	565	105,593
Union Pacific	607	101,490
		927,724
Semiconductors & Semiconductor Equipment–1.85%
Analog Devices	990	104,217
Applied Materials	2,643	104,821
Broadcom	367	110,361
Intel	17,643	947,429
KLA-Tencor	967	115,469
Lam Research	571	102,215
Maxim Integrated Products	1,850	98,365
Microchip Technology	1,134	94,077
†Micron Technology	2,461	101,713
NVIDIA	657	117,971
QUALCOMM	7,402	422,136
Skyworks Solutions	1,239	102,193
Texas Instruments	961	101,933
Xilinx	877	111,195
		2,634,095
Software–1.72%
†Adobe Systems	404	107,662
†Autodesk	653	101,750
Citrix Systems	970	96,670
†Electronic Arts	967	98,276
Intuit	443	115,805
Microsoft	955	112,633
Oracle	18,072	970,647
†Palo Alto Networks	456	110,753
†Red Hat	571	104,322
†salesforce.com	650	102,940
†ServiceNow	440	108,456
†Splunk	758	94,447
Symantec	4,464	102,627
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
VMware Class A	609	$ 109,931
†Workday Class A	542	104,525
		2,441,444
Specialty Retail–1.50%
†AutoZone	114	116,750
Best Buy	1,737	123,431
†CarMax	1,665	116,217
Gap	4,122	107,914
Home Depot	537	103,045
Kingfisher	118,947	364,776
L Brands	3,780	104,252
Lowe's	991	108,485
†O'Reilly Automotive	270	104,841
Ross Stores	1,099	102,317
TJX	12,339	656,558
†Ulta Beauty	342	119,266
		2,127,852
Technology Hardware, Storage & Peripherals–0.84%
Apple	3,037	576,878
†Dell Technologies Class C	1,879	110,279
Hewlett Packard Enterprise	6,423	99,107
HP	4,439	86,250
NetApp	1,614	111,915
Seagate Technology	2,261	108,279
Western Digital	2,169	104,242
		1,196,950
Textiles, Apparel & Luxury Goods–0.68%
Capri Holdings	9,153	418,750
Columbia Sportswear	2,327	242,427
NIKE Class B	1,227	103,325
Tapestry	2,878	93,506
VF	1,189	103,336
		961,344
Tobacco–1.29%
Altria Group	7,975	458,004
Philip Morris International	15,575	1,376,675
		1,834,679
Trading Companies & Distributors–0.14%
Fastenal	1,641	105,533
WW Grainger	331	99,608
		205,141
Water Utilities–0.08%
American Water Works	1,054	109,890
		109,890

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.07%
†T-Mobile US	1,434	$ 99,089
		99,089
Total Common Stock (Cost $112,763,221)		116,661,545
CONVERTIBLE PREFERRED STOCK–0.06%
AMG Capital Trust II 5.15% ,expiration date 10/15/37	1,800	91,800
Total Convertible Preferred Stock (Cost $90,987)		91,800

	Principal Amount°
CONVERTIBLE BONDS–1.75%
Biotechnology–0.09%
BioMarin Pharmaceutical 1.50%, excercise price $94.15 10/15/20	90,000	102,515
Medicines 2.75%, excercise price $48.97 7/15/23	36,000	30,466
		132,981
Commercial Services–0.02%
Euronet Worldwide 0.75%, excercise price $188.73 3/15/49	25,000	26,991
		26,991
Computers–0.05%
Western Digital 1.50%, excercise price $121.91 2/1/24	78,000	68,797
		68,797
Health Care Products–0.12%
Insulet 1.38%, excercise price $93.18 11/15/24	17,000	20,517
NuVasive 2.25%, excercise price $59.82 3/15/21	77,000	85,925
Wright Medical Group 2.25%, excercise price $21.36 11/15/21	38,000	58,992
		165,434
Internet–0.21%
Ctrip.com International 1.25%, excercise price $65.49 9/15/22	116,000	117,970
FireEye
1.00%, exercise price $60.76 6/1/35	65,000	63,254
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
FireEye (continued)
1.63%, exercise price $60.76 6/1/35	66,000	$ 61,907
Liberty Expedia Holdings 1.00%, excercise price $193.93 6/30/47	57,000	55,667
		298,798
Media–0.32%
DISH Network 3.38%, excercise price $65.18 8/15/26	177,000	150,804
Liberty Media
1.38%, exercise price $47.43 10/15/23	230,000	258,382
2.25%, exercise price $34.71 9/30/46	56,000	28,873
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $36.89 1/30/23	20,000	22,450
		460,509
Oil & Gas–0.09%
Chesapeake Energy 5.50%, excercise price $8.57 9/15/26	38,000	35,305
Ensco Jersey Finance 3.00%, excercise price $56.07 1/31/24	75,000	58,036
Nabors Industries 0.75%, excercise price $25.16 1/15/24	41,000	29,345
		122,686
Oil & Gas Services–0.03%
Oil States International 1.50%, excercise price $44.89 2/15/23	57,000	49,740
		49,740
Pharmaceuticals–0.33%
DexCom
0.75%, exercise price $99.09 5/15/22	94,000	126,421
0.75%, exercise price $164.29 12/1/23	115,000	118,736
Jazz Investments I 1.88%, excercise price $199.77 8/15/21	55,000	55,885
Neurocrine Biosciences 2.25%, excercise price $75.92 5/15/24	67,000	90,709

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Pharmaceuticals (continued)
Pacira Pharmaceuticals 2.38%, excercise price $66.89 4/1/22	29,000	$ 28,623
Supernus Pharmaceuticals
0.63% 4/1/23	27,000	26,281
0.63%, exercise price $59.33 4/1/23	27,000	26,845
		473,500
Semiconductors–0.24%
Cree 0.88%, excercise price $59.97 9/1/23	127,000	145,842
Microchip Technology 1.63%, excercise price $97.16 2/15/27	77,000	84,723
ON Semiconductor 1.00%, excercise price $18.50 12/1/20	65,000	80,495
Silicon Laboratories 1.38%, excercise price $92.81 3/1/22	22,000	23,960
		335,020
Software–0.16%
Nuance Communications 1.25%, excercise price $22.22 4/1/25	63,000	62,649
RealPage 1.50%, excercise price $41.95 11/15/22	25,000	38,582
Workday 0.25%, excercise price $147.10 10/1/22	85,000	120,434
		221,665
Telecommunications–0.09%
Finisar 0.50%, excercise price $44.17 12/15/36	40,000	39,333
GCI Liberty 1.75%, excercise price $370.52 9/30/46	86,000	94,355
		133,688
Total Convertible Bonds (Cost $2,500,655)		2,489,809
CORPORATE BONDS–3.67%
Aerospace & Defense–0.01%
General Dynamics 2.88% 5/11/20	15,000	15,053
		15,053
Agriculture–0.06%
Altria Group 5.80% 2/14/39	77,000	81,581
		81,581
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.24%
Ford Motor Credit 4.13% 8/4/25	200,000	$ 185,084
General Motors 6.60% 4/1/36	150,000	157,139
		342,223
Banks–1.02%
Australia & New Zealand Banking Group 2.70% 11/16/20	250,000	249,859
Bank of America 3.25% 10/21/27	225,000	220,497
Citigroup 6.68% 9/13/43	225,000	287,772
Goldman Sachs Group 4.25% 10/21/25	225,000	230,530
•JPMorgan Chase & Co. 3.51% 1/23/29	225,000	223,661
Wells Fargo & Co. 4.65% 11/4/44	225,000	231,460
		1,443,779
Computers–0.13%
Apple 2.15% 2/9/22	190,000	188,193
		188,193
Diversified Financial Services–0.32%
Aircastle 4.40% 9/25/23	230,000	234,342
Capital One Financial 3.20% 1/30/23	225,000	225,419
		459,761
Electric–0.06%
Georgia Power 2.00% 3/30/20	85,000	84,365
		84,365
Entertainment–0.06%
Live Nation Entertainment 2.50% 3/15/23	78,000	90,137
		90,137
Food–0.16%
JM Smucker 2.50% 3/15/20	235,000	234,416
		234,416
Health Care Products–0.08%
Wright Medical Group 1.63% 6/15/23	96,000	107,700
		107,700
Machinery Diversified–0.14%
Deere & Co. 2.60% 6/8/22	200,000	199,982
		199,982

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.33%
Charter Communications Operating 4.46% 7/23/22	225,000	$ 232,886
Comcast 4.15% 10/15/28	225,000	237,031
		469,917
Pipelines–0.17%
MPLX LP 4.50% 7/15/23	225,000	235,997
		235,997
Real Estate Investment Trusts–0.28%
Crown Castle International 3.80% 2/15/28	225,000	223,862
HCP 2.63% 2/1/20	125,000	124,721
Regency Centers L.P. 4.65% 3/15/49	45,000	46,809
		395,392
Semiconductors–0.10%
Applied Materials 2.63% 10/1/20	140,000	139,826
		139,826
Software–0.07%
Nuance Communications 1.00% 12/15/35	111,000	104,102
		104,102
Telecommunications–0.25%
AT&T 4.80% 6/15/44	225,000	221,247
Viavi Solutions
1.00%, 3/1/24	72,000	81,322
1.75%, 6/1/23	54,000	59,835
		362,404
Transportation–0.19%
Burlington Northern Santa Fe 5.15% 9/1/43	225,000	265,456
		265,456
Total Corporate Bonds (Cost $5,141,410)		5,220,284
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–4.73%
U.S. Treasury Bonds
4.50% 2/15/36	425,000	$ 538,438
3.38% 11/15/48	261,000	290,531
U.S. Treasury Notes
2.25% 3/31/21	500,000	499,805
2.63% 2/15/29	900,000	916,646
2.50% 2/28/21	1,750,000	1,756,973
2.50% 2/28/26	1,150,000	1,163,230
2.38% 2/29/24	1,551,000	1,561,330
Total U.S. Treasury Obligations (Cost $6,631,234)		6,726,953

	Number of Shares
MONEY MARKET FUND–7.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	11,118,583	11,118,583
Total Money Market Fund (Cost $11,118,583)		11,118,583

TOTAL INVESTMENTS–100.02% (Cost $138,246,090)	142,308,974
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(31,717)
NET ASSETS APPLICABLE TO 13,063,723 SHARES OUTSTANDING–100.00%	$142,277,257

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(1,630,770)	USD	1,844,736	4/5/19	$14,639	$—
GSI	EUR	(133,386)	USD	151,203	4/5/19	1,514	—
SSB	CAD	(357,556)	USD	266,481	5/3/19	—	(1,305)
SSB	CAD	14,234	USD	(10,620)	5/3/19	40	—
SSB	CHF	(466,035)	USD	471,185	5/3/19	1,682	—
SSB	EUR	(286,908)	USD	325,840	5/3/19	3,098	—
SSB	GBP	(1,032,665)	USD	1,368,825	5/3/19	21,587	—
Total Foreign Currency Exchange Contracts						$42,560	$(1,305)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
8	E-mini S&P 500 Index	$1,135,120	$1,122,992	6/21/19	$12,128	$—
3	E-mini S&P MidCap 400 Index	570,300	571,056	6/21/19	—	(756)
2	Euro STOXX 50 Index	73,408	72,469	6/21/19	939	—
Total Futures Contracts					$13,067	$(756)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (formerly LVIP Invesco Select Equity Managed Volatility Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,485,326	$—	$—	$2,485,326
Air Freight & Logistics	897,253	—	—	897,253
Airlines	384,430	—	—	384,430
Auto Components	94,681	—	—	94,681
Automobiles	1,720,147	—	—	1,720,147
Banks	10,721,560	—	—	10,721,560
Beverages	1,858,468	1,294,150	—	3,152,618
LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Biotechnology	$1,321,269	$—	$—	$1,321,269
Building Products	779,914	—	—	779,914
Capital Markets	3,925,869	—	—	3,925,869
Chemicals	1,698,208	782,344	—	2,480,552
Commercial Services & Supplies	317,834	—	—	317,834
Communications Equipment	1,411,015	—	—	1,411,015
Construction Materials	218,962	—	—	218,962
Consumer Finance	1,157,076	—	—	1,157,076
Containers & Packaging	1,321,548	—	—	1,321,548
Distributors	107,661	—	—	107,661
Diversified Financial Services	745,205	—	—	745,205
Diversified Telecommunication Services	1,417,700	1,026,513	—	2,444,213
Electric Utilities	6,201,795	489,141	—	6,690,936
Electrical Equipment	766,971	421,295	—	1,188,266
Electronic Equipment, Instruments & Components	204,435	—	—	204,435
Energy Equipment & Services	1,550,564	—	—	1,550,564
Entertainment	415,506	—	—	415,506
Equity Real Estate Investment Trusts	2,560,679	—	—	2,560,679
Food & Staples Retailing	1,456,349	—	—	1,456,349
Food Products	5,233,699	846,280	—	6,079,979
Health Care Equipment & Supplies	2,674,005	—	—	2,674,005
Health Care Providers & Services	2,709,033	—	—	2,709,033
Health Care Technology	102,120	—	—	102,120
Hotels, Restaurants & Leisure	2,230,108	—	—	2,230,108
Household Durables	495,280	—	—	495,280
Household Products	2,485,595	—	—	2,485,595
Industrial Conglomerates	426,840	424,578	—	851,418
Insurance	4,759,842	—	—	4,759,842
Interactive Media & Services	450,610	—	—	450,610
Internet & Direct Marketing Retail	975,904	—	—	975,904
IT Services	3,180,545	—	—	3,180,545
Life Sciences Tools & Services	655,804	—	—	655,804
Machinery	2,899,000	—	—	2,899,000
Media	2,160,358	—	—	2,160,358
Metals & Mining	321,032	—	—	321,032
Mortgage Real Estate Investment Trusts (REITs)	101,309	—	—	101,309
Multiline Retail	839,935	—	—	839,935
Multi-Utilities	3,356,712	—	—	3,356,712
Oil, Gas & Consumable Fuels	6,239,196	2,457,019	—	8,696,215
Personal Products	218,073	619,370	—	837,443
Pharmaceuticals	5,571,196	1,517,798	—	7,088,994
Professional Services	316,114	—	—	316,114
Real Estate Management & Development	102,114	—	—	102,114
Road & Rail	927,724	—	—	927,724
Semiconductors & Semiconductor Equipment	2,634,095	—	—	2,634,095
Software	2,441,444	—	—	2,441,444
Specialty Retail	1,763,076	364,776	—	2,127,852
Technology Hardware, Storage & Peripherals	1,196,950	—	—	1,196,950
Textiles, Apparel & Luxury Goods	961,344	—	—	961,344
Tobacco	1,834,679	—	—	1,834,679
Trading Companies & Distributors	205,141	—	—	205,141
Water Utilities	109,890	—	—	109,890
Wireless Telecommunication Services	99,089	—	—	99,089
Convertible Bonds	—	2,489,809	—	2,489,809
Convertible Preferred Stock	91,800	—	—	91,800
Corporate Bonds	—	5,220,284	—	5,220,284
Money Market Fund	11,118,583	—	—	11,118,583
U.S. Treasury Obligations	—	6,726,953	—	6,726,953
Total Investments	$117,628,664	$24,680,310	$—	$142,308,974
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$42,560	$—	$42,560
Futures Contracts	$13,067	$—	$—	$13,067
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,305)	$—	$(1,305)
Futures Contracts	$(756)	$—	$—	$(756)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–13